Securities at amortized cost - Changes in allowance for credit losses of securities at amortized cost (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Net reversal (provision) of loss allowance for credit losses		₩ (664)	₩ 934	₩ 1,415
Securities at amortized cost
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance		(4,566)	(5,511)	(6,924)
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance for credit losses		(664)	934	1,415
Others	[1]	(5)	11	(2)
Ending balance		(5,235)	(4,566)	(5,511)
Securities at amortized cost | Stage 1
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance		(4,566)	(5,511)	(6,924)
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance for credit losses		(664)	934	1,415
Others	[1]	(5)	11	(2)
Ending balance		(5,235)	(4,566)	(5,511)
Securities at amortized cost | Stage 2
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance for credit losses		0	0	0
Others	[1]	0	0	0
Ending balance		0	0	0
Securities at amortized cost | Stage 3
Disclosure of reconciliation of changes in loss allowance for securities at amortised cost [Line Items]
Beginning balance		0	0	0
Increase (decrease) in impairment loss securities at amortised cost [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net reversal (provision) of loss allowance for credit losses		0	0	0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Others consist of foreign currencies translation, etc..